Expenses by nature - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Research and development expense, milestone payment	$ 5,000
Selling and marketing expenses recorded in general and administrative expenses		$ 158
Selling and marketing expenses	$ 64,780	$ 22,101	$ 0